Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure Of Deposits [line Items]
Payable after notice	$ 216,088
Deposits	794,386	$ 756,661	$ 750,838
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits	249,595	226,259	215,836
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	20,291	20,294	21,099
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits	22,369	22,675	22,765
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits	82,477	77,384	83,706
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice	$ 168	$ 160	$ 158